GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Period used for estimating expected future cash flows	5 years
Goodwill impairment	$ 0	$ 0
Discount rate applied to cash flow, increase	0.30%
Growth rate assumption	0.30%
Bottom of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	6.80%
Discount rates used for estimating expected future cash flows	7.80%
Perpetuity growth rates used for estimating expected future cash flows	2.30%
Top of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	13.30%
Discount rates used for estimating expected future cash flows	10.80%
Perpetuity growth rates used for estimating expected future cash flows	3.00%